Total Net Revenue by Major Customers (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Q.Cells Japan USD ($)	Dec. 31, 2014 Q.Cells Japan CNY	Dec. 31, 2013 Q.Cells Japan CNY	Dec. 31, 2014 Vogt Solar Ltd. USD ($)	Dec. 31, 2014 Vogt Solar Ltd. CNY	Dec. 31, 2013 Vogt Solar Ltd. CNY	Dec. 31, 2014 Q.Cells Korea USD ($)	Dec. 31, 2014 Q.Cells Korea CNY	Dec. 31, 2013 Q.Cells Korea CNY	Dec. 31, 2014 Hanwha Q.Cells GmbH USD ($)	Dec. 31, 2014 Hanwha Q.Cells GmbH CNY	Dec. 31, 2013 Hanwha Q.Cells GmbH CNY
Revenue, Major Customer [Line Items]
Net revenues	$ 779,579	4,836,979	4,725,692	3,678,380	$ 180,851	1,122,108	1,179,308	$ 86,913	539,259	[1]	$ 83,074	515,441	[1]	$ 82,099	509,388	[1]

[1]	Less than 10%